LONG-TERM DEBT (RMB Bonds) - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 09, 2011 RMB Bonds [Member] USD ($)	Dec. 31, 2012 RMB Bonds [Member] USD ($)	Dec. 31, 2011 RMB Bonds [Member] USD ($)	May 09, 2011 RMB Bonds [Member] Renminbi [Member] CNY	May 09, 2011 RMB Bonds [Member] USD equivalent [Member] USD ($)
Long-Term Debt [Line Items]
Total long-term debt	$ 3,194,864,000	$ 2,325,980,000		$ 367,645,000	$ 364,807,000	2,300,000,000	$ 353,278,000
Interest rate per annum				3.75%		3.75%
Maturity date			May 09, 2013
Redemption price percentage for full redemption after May 9, 2012				100.00%
Minimum percentage of principal being redeemed, or purchased and cancelled before full redemption can be made prior to May 9, 2012				90.00%
Minimum consolidated tangible net worth			1,000,000,000
Maximum leverage ratio					2.50
Capitalized underwriting fee and related issuance costs as deferred financing costs				$ 6,619,000